Short Term Loan Receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Short Term Loan Receivable [Abstract]
Short Term Loan Receivable
5.	Short Term Loan Receivable

As of June 30, 2025 and December 31, 2024, receivables consisted of the following:

	June 30, 2025	December 31, 2024
Promissory note receivable	127,300	-
Interest receivable	811	-
	$128,111	$-

On May 30, 2025, the Company entered into a secured promissory note agreement with an individual, pursuant to which the Company loaned $127,300 to the borrower. The note bears interest at a variable rate equal to the U.S. prime rate as published in the Wall Street Journal (7.5%), with interest computed on the basis of a 365-day year and actual days elapsed. The entire principal amount, together with accrued and unpaid interest, is due and payable on or before September 30, 2025.

As of June 30, 2025, the Company recognized $811 in interest income related to this note for the 31-day period from issuance to quarter-end. The total outstanding balance of $128,111, consisting of principal and accrued interest, was recorded as a short-term loan receivable on the Company’s condensed consolidated balance sheet as of June 30, 2025.

Subsequent to June 30, 2025, the note was fully settled through the transfer of a 10% equity interest in Pacific Sun Packaging Inc. to the Company. The loan settlement was effected as part of the Company’s acquisition of all outstanding equity interests of Pacific Sun Packaging Inc., which was completed in July 2025. (Note 14).

5.	Receivables

As of December 31, 2024 and 2023, receivables consisted of sales taxes receivable of $5,276 and $3,072, respectively. The Company records sales taxes receivable for recoverable sales taxes paid on eligible purchases in its Canadian subsidiary.